COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aggregate minimum rental payments under non-cancelable operating leases:
2014	$ 3,109
2015	1,811
2016	995
2017	634
2018 and thereafter	66
Operating leases, total	6,615
Rent expenses	$ 4,496	$ 4,199	$ 3,922